Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about property, plant and equipment
Property and equipment consists of the following:

	Satellites	Advances for satellites and satellites under construction	Research and development	Other	Total
Cost
Balance as of January 1, 2020	$10,325	$18,399	$3,404	$1,524	$33,652
Additions	—	15,277	392	274	15,943
Transfers	26,421	(26,421)	—	—	—
Disposals	—	(289)	—	—	(289)

Balance as of December 31, 2020	36,746	6,966	3,796	1,798	49,306
Additions	—	8,815	202	1,109	10,126
Transfers	4,700	(4,700)	—	—	—
Disposals	—	(522)	(11)	—	(533)

Balance as of December 31, 2021	$41,446	$10,559	$3,987	$2,907	$58,899

Depreciation
Balance as of January 1, 2020	$9,248	$—	$1,242	$678	$11,168
Depreciation expense	2,427	—	463	292	3,182
Disposals and other	—	—	84	—	84

Balance as of December 31, 2020	11,675	—	1,789	970	14,434
Depreciation expense	10,086	—	389	350	10,825
Disposals and other	—	—	54	—	54

Balance as of December 31, 2021	$21,761	$—	$2,232	$1,320	$25,313

Carrying amount
Balance as of December 31, 2021	$19,685	$10,559	$1,755	$1,587	$33,586

Balance as of December 31, 2020	$25,071	$6,966	$2,007	$828	$34,872

Summary of geographical areas

Information of the Group’s
non-current
assets by geography is as follows:

	Year Ending December 31,
	2021	2020
Non-current assets by geography (1) (2) (3)
Uruguay	$34,062	$34,518
Argentina	1,166	819
Spain	787	839
Other countries	234	37

Total non-current assets	$36,249	$36,213

(1)	Non-current assets include all property and equipment and ROU assets.
(2)	Non-current assets are based on the geographic location of the entity that holds the assets.
(3)	The Group does not have any non-current assets in the country of incorporation of the holding company.